Label	Element	Value
Increase (decrease) through share-based payment transactions, equity	ifrs-full_IncreaseDecreaseThroughSharebasedPaymentTransactions	€ 3,949,000
Contributions from to non-controlling interest	fms_ContributionsFromToNonControllingInterest	(83,311,000)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	ifrs-full_IncreaseDecreaseThroughChangesInOwnershipInterestsInSubsidiariesThatDoNotResultInLossOfControl	882,000
Other comprehensive income, net of tax, cash flow hedges	ifrs-full_OtherComprehensiveIncomeNetOfTaxCashFlowHedges	9,306,000
Reserve Of Exchange Differences On Translation [Member]
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	107,129,000
Equity	ifrs-full_Equity	(1,096,775,000)
Equity Attributable To Owners Of Parent [Member]
Noncontrolling Interest Subject To Put provisions	fms_NoncontrollingInterestSubjectToPutProvisions	66,807,000
Increase (decrease) through share-based payment transactions, equity	ifrs-full_IncreaseDecreaseThroughSharebasedPaymentTransactions	3,949,000
Profit (loss)	ifrs-full_ProfitLoss	1,272,536,000
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	5,498,000
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	102,843,000
Comprehensive income	ifrs-full_ComprehensiveIncome	1,384,685,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	ifrs-full_IncreaseDecreaseThroughChangesInOwnershipInterestsInSubsidiariesThatDoNotResultInLossOfControl	(18,372,000)
Other comprehensive income, net of tax, cash flow hedges	ifrs-full_OtherComprehensiveIncomeNetOfTaxCashFlowHedges	9,306,000
Share Premium [Member]
Increase (decrease) through share-based payment transactions, equity	ifrs-full_IncreaseDecreaseThroughSharebasedPaymentTransactions	3,949,000
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	5,393,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	ifrs-full_IncreaseDecreaseThroughChangesInOwnershipInterestsInSubsidiariesThatDoNotResultInLossOfControl	(18,372,000)
Equity	ifrs-full_Equity	3,960,215,000
Reserve Of Cash Flow Hedges [Member]
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	(15,000)
Other comprehensive income, net of tax, cash flow hedges	ifrs-full_OtherComprehensiveIncomeNetOfTaxCashFlowHedges	9,306,000
Equity	ifrs-full_Equity	(9,045,000)
Noncontrolling Interests [Member]
Contributions from to non-controlling interest	fms_ContributionsFromToNonControllingInterest	(83,311,000)
Profit (loss)	ifrs-full_ProfitLoss	112,332,000
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	26,402,000
Comprehensive income	ifrs-full_ComprehensiveIncome	138,734,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	ifrs-full_IncreaseDecreaseThroughChangesInOwnershipInterestsInSubsidiariesThatDoNotResultInLossOfControl	19,254,000
Equity	ifrs-full_Equity	€ 1,082,761,000
Issued Capital [Member]
Number of shares issued	ifrs-full_NumberOfSharesIssued	308,215,905
Increase Decrease Through Exercise Of Options In Shares	fms_IncreaseDecreaseThroughExerciseOfOptionsInShares	105
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	€ 104,905,000
Equity	ifrs-full_Equity	€ 308,216,000
Treasury Shares [Member]
Number of shares issued	ifrs-full_NumberOfSharesIssued	(2,090,951)
Equity	ifrs-full_Equity	€ (146,152,000)
Retained Earnings [Member]
Noncontrolling Interest Subject To Put provisions	fms_NoncontrollingInterestSubjectToPutProvisions	66,807,000
Profit (loss)	ifrs-full_ProfitLoss	1,272,536,000
Equity	ifrs-full_Equity	8,146,684,000
Reserve Of Remeasurements Of Defined Benefit Plans [Member]
Gains (losses) on exchange differences on translation, before tax	ifrs-full_GainsLossesOnExchangeDifferencesOnTranslationBeforeTax	(4,271,000)
Equity	ifrs-full_Equity	€ (267,609,000)